Lease obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Discounted incremental borrowing rate	11.00%
Right of use assets in property, plant and equipment	$ 1,417